UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2010

Item 1. Reports to Stockholders

Fidelity® Tactical Income
Central Fund

Annual Report

September 30, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

TP1-ANN-1110
1.822351.105

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity® Tactical Income Central Fund	11.34%	5.50%	5.17%

A From December 17, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Tactical Income Central Fund on December 17, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated strong results during the 12-month period ending September 30, 2010, as evidenced by the 8.16% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, led by corporate bonds, commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). These sectors were big beneficiaries of robust demand from investors seeking attractively priced, higher-yielding investments amid signs of economic stabilization during much of the period. The Barclays Capital U.S. Credit Bond Index rose 11.67% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 8.88%. The Barclays Capital U.S. Treasury Bond Index advanced 7.32%, with all of the gain coming in the second half of the period. That's when investors began to return to the relative safety of U.S. government bonds, as the economic outlook became less certain and worries about inflation receded. Elsewhere, mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 5.71%, as measured by the Barclays Capital U.S. MBS Index. Government agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.30%. Agencies initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Tactical Income Central Fund: For the year, the fund's shares rose 11.34%, solidly outpacing the Barclays Capital U.S. Aggregate Bond Index. Early in the 12-month period, investors remained highly risk averse. As the period progressed, however, risk tolerance increased markedly, and narrower yield spreads - the premium paid to an investor for owning non-Treasuries - boosted returns. The portfolio was very effectively positioned for this market environment. I had a significant overweighting in corporate bonds, on average, where good positioning in financials helped the most. CMBS also did quite well. The vast majority of my holdings in this sector were rated AAA, the highest credit-quality bonds available. Third, the fund was helped by security selection among U.S. government bonds - including an out-of-benchmark stake in Treasury Inflation-Protected Securities (TIPS) and an overall underweighting in non-inflation-adjusted Treasuries, along with shifting from an underweighting to an overweighting in Treasuries for a brief time around mid-period. Lastly, the fund benefited from its underexposure to residential mortgage bonds, which lagged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 to September 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2010	Ending Account Value September 30, 2010	Expenses Paid During Period* April 1, 2010 to September 30, 2010
Actual	.0020%	$ 1,000.00	$ 1,064.70	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.06	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
U.S. Government and U.S. Government Agency Obligations 67.2%	U.S. Government and U.S. Government Agency Obligations 65.6%
AAA 6.4%	AAA 6.8%
AA 2.4%	AA 3.2%
A 9.0%	A 10.7%
BBB 15.5%	BBB 15.8%
BB and Below 3.7%	BB and Below 3.1%
Not Rated 0.5%	Not Rated 0.3%
Short-Term Investments and Net Other Assets † (4.7)%	Short-Term Investments and Net Other Assets † (5.5)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Duration as of September 30, 2010
6 months ago
Years	4.4	4.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of September 30, 2010	As of March 31, 2010
Corporate Bonds 26.3%	Corporate Bonds 27.5%
U.S. Government and U.S. Government Agency Obligations 67.2%	U.S. Government and U.S. Government Agency Obligations 65.6%
Asset-Backed Securities 2.3%	Asset-Backed Securities 3.1%
CMOs and Other Mortgage Related Securities 8.3%	CMOs and Other Mortgage Related Securities 8.9%
Municipal Bonds 0.2%	Municipal Bonds 0.3%
Other Investments 0.4%	Other Investments 0.1%
Short-Term Investments and Net Other Assets † (4.7)%	Short-Term Investments and Net Other Assets † (5.5)%

* Foreign investments	4.6%	** Foreign investments	5.6%
* Futures and Swaps	5.6%	** Futures and Swaps	6.8%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments September 30, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,982,565
5.875% 3/15/11	12,095,000	12,371,504
		20,354,069
Diversified Consumer Services - 0.0%
Cornell University 5.45% 2/1/19	1,501,000	1,756,395
Household Durables - 0.2%
Fortune Brands, Inc.:
5.375% 1/15/16	900,000	987,019
5.875% 1/15/36	1,240,000	1,257,080
6.375% 6/15/14	6,069,000	6,888,066
		9,132,165
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	8,729,000	9,734,502
6.55% 7/1/39	9,750,000	11,034,251
Discovery Communications LLC:
3.7% 6/1/15	2,995,000	3,174,970
6.35% 6/1/40	2,738,000	3,058,896
Liberty Media Corp. 8.25% 2/1/30	8,580,000	8,279,700
NBC Universal, Inc.:
3.65% 4/30/15 (c)	3,350,000	3,537,603
5.15% 4/30/20 (c)	4,448,000	4,803,511
6.4% 4/30/40 (c)	13,208,000	14,381,161
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,423,299
Time Warner Cable, Inc. 5.85% 5/1/17	11,399,000	12,995,863
Time Warner, Inc. 6.2% 3/15/40	7,609,000	8,286,893
Viacom, Inc.:
6.125% 10/5/17	2,139,000	2,498,082
6.75% 10/5/37	2,840,000	3,309,571
		87,518,302
TOTAL CONSUMER DISCRETIONARY		118,760,931
CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	3,454,000	3,544,519
5.375% 11/15/14 (c)	3,554,000	3,990,666
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Diageo Capital PLC 5.2% 1/30/13	$ 1,445,000	$ 1,574,924
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	4,100,940
		13,211,049
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (i)	6,880,000	6,364,000
Food Products - 0.7%
Kraft Foods, Inc.:
5.375% 2/10/20	4,113,000	4,594,423
6.25% 6/1/12	2,845,000	3,091,531
6.5% 8/11/17	3,770,000	4,517,044
6.5% 2/9/40	11,000,000	12,879,526
6.875% 2/1/38	4,364,000	5,291,904
		30,374,428
Tobacco - 0.7%
Altria Group, Inc.:
9.25% 8/6/19	4,444,000	5,957,009
9.7% 11/10/18	4,681,000	6,336,211
Reynolds American, Inc.:
6.75% 6/15/17	6,895,000	7,756,158
7.25% 6/15/37	10,207,000	10,715,737
		30,765,115
TOTAL CONSUMER STAPLES		80,714,592
ENERGY - 2.3%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 5.35% 3/15/20 (c)	4,099,000	4,433,716
Kinder Morgan, Inc. 6.5% 9/1/12	4,952,000	5,242,930
Weatherford International Ltd. 5.125% 9/15/20	1,790,000	1,829,881
		11,506,527
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	3,930,000	4,330,785
Apache Corp. 5.1% 9/1/40	3,625,000	3,646,935
Cenovus Energy, Inc. 6.75% 11/15/39	1,278,000	1,542,583
Duke Capital LLC 6.25% 2/15/13	4,500,000	4,898,588
Kaneb Pipe Line Operations Participation LP 7.75% 2/15/12	4,750,000	5,120,077
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	11,241,788
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	$ 1,694,000	$ 1,937,489
6.85% 1/15/40 (c)	6,094,000	7,303,891
Nakilat, Inc. 6.067% 12/31/33 (c)	5,890,000	6,479,000
Nexen, Inc. 5.05% 11/20/13	1,847,000	2,011,804
Pemex Project Funding Master Trust 0.8956% 12/3/12 (c)(i)	4,130,000	4,099,025
Petro-Canada 6.05% 5/15/18	1,960,000	2,281,518
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20	4,600,000	5,092,407
6.875% 1/20/40	13,301,000	15,096,635
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (c)	2,328,000	2,447,520
5.5% 9/30/14 (c)	3,253,000	3,566,638
6.75% 9/30/19 (c)	2,130,000	2,545,567
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,110,046
TransCanada PipeLines Ltd. 3.4% 6/1/15	1,141,000	1,220,577
		91,972,873
TOTAL ENERGY		103,479,400
FINANCIALS - 13.1%
Capital Markets - 2.6%
Goldman Sachs Group, Inc.:
3.7% 8/1/15	2,240,000	2,292,777
5.95% 1/18/18	4,700,000	5,162,142
6.15% 4/1/18	4,350,000	4,825,068
6.75% 10/1/37	3,956,000	4,111,965
7.5% 2/15/19	2,336,000	2,779,268
Janus Capital Group, Inc.:
6.125% 9/15/11 (b)	1,670,000	1,688,597
6.5% 6/15/12	5,942,000	6,233,075
JPMorgan Chase Capital XX 6.55% 9/29/36	23,561,000	23,884,870
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,542,668
7.125% 5/15/15	8,210,000	8,960,090
Merrill Lynch & Co., Inc. 6.875% 4/25/18	7,894,000	8,854,668
Morgan Stanley:
0.8299% 1/9/14 (i)	16,365,000	15,468,313
4.1% 1/26/15	3,405,000	3,519,180
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
6% 5/13/14	$ 5,080,000	$ 5,578,902
6.625% 4/1/18	7,000,000	7,760,585
7.3% 5/13/19	3,747,000	4,309,728
UBS AG Stamford Branch 3.875% 1/15/15	6,800,000	7,100,118
		115,072,014
Commercial Banks - 2.1%
Bank of America NA:
5.3% 3/15/17	4,925,000	5,070,361
6% 10/15/36	3,915,000	3,889,412
BB&T Capital Trust IV 6.82% 6/12/77 (i)	1,016,000	1,016,000
Comerica, Inc. 3% 9/16/15	493,000	499,197
Credit Suisse (Guernsey) Ltd. 5.86% (i)	6,010,000	5,713,256
Credit Suisse New York Branch 6% 2/15/18	8,680,000	9,585,897
DBS Bank Ltd. (Singapore) 0.5963% 5/16/17 (c)(i)	655,596	637,614
Discover Bank:
7% 4/15/20	2,021,000	2,198,565
8.7% 11/18/19	4,894,000	5,774,695
Export-Import Bank of Korea:
5.125% 2/14/11	11,295,000	11,437,701
5.25% 2/10/14 (c)	2,560,000	2,785,482
Fifth Third Bancorp:
4.5% 6/1/18	1,845,000	1,825,019
8.25% 3/1/38	1,976,000	2,349,340
Fifth Third Capital Trust IV 6.5% 4/15/67 (i)	1,310,000	1,249,413
HBOS PLC 6.75% 5/21/18 (c)	3,118,000	3,132,580
HSBC Holdings PLC 0.7336% 10/6/16 (i)	737,000	705,240
KeyBank NA:
5.8% 7/1/14	3,233,000	3,526,117
6.95% 2/1/28	850,000	895,652
KeyBank NA, Cleveland 5.45% 3/3/16	1,756,000	1,883,528
Manufacturers & Traders Trust Co. 2.033% 4/1/13 (c)(i)	496,000	490,625
Marshall & Ilsley Bank:
4.85% 6/16/15	1,916,000	1,861,950
5% 1/17/17	2,603,000	2,481,390
5.25% 9/4/12	1,350,000	1,371,591
PNC Funding Corp. 3.625% 2/8/15	1,250,000	1,319,966
Regions Bank:
6.45% 6/26/37	4,644,000	4,203,572
7.5% 5/15/18	2,327,000	2,451,792
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.:
5.75% 6/15/15	$ 877,000	$ 892,501
7.75% 11/10/14	4,089,000	4,430,844
Sovereign Bank 2.1756% 8/1/13 (i)	1,063,000	1,029,409
Standard Chartered Bank 6.4% 9/26/17 (c)	3,076,000	3,438,310
SVB Financial Group 5.375% 9/15/20	2,204,000	2,238,750
Wells Fargo & Co. 3.75% 10/1/14	5,360,000	5,681,755
		96,067,524
Consumer Finance - 0.3%
American Honda Finance Corp. 3.875% 9/21/20 (c)	1,680,000	1,702,037
Capital One Bank USA NA 8.8% 7/15/19	1,788,000	2,285,178
Capital One Financial Corp. 5.7% 9/15/11	3,601,000	3,753,045
Discover Financial Services 10.25% 7/15/19	3,159,000	4,046,925
SLM Corp.:
0.4922% 3/15/11 (i)	555,000	550,454
0.7278% 10/25/11 (i)	1,810,000	1,726,977
0.7978% 1/27/14 (i)	1,095,000	945,848
5% 10/1/13	383,000	375,365
		15,385,829
Diversified Financial Services - 1.6%
Bank of America Corp. 5.75% 12/1/17	7,665,000	8,195,065
BP Capital Markets PLC:
3.125% 10/1/15	4,216,000	4,240,090
3.625% 5/8/14	3,862,000	3,996,432
Capital One Capital V 10.25% 8/15/39	1,553,000	1,681,123
Citigroup, Inc.:
5.5% 4/11/13	15,124,000	16,229,277
6.125% 11/21/17	2,300,000	2,512,403
6.125% 5/15/18	12,445,000	13,577,644
6.5% 8/19/13	1,131,000	1,249,684
JPMorgan Chase & Co. 3.4% 6/24/15	5,719,000	5,939,576
Prime Property Funding, Inc. 5.5% 1/15/14 (c)	4,295,000	4,352,355
Teachers Insurance & Annuity Association of America 6.85% 12/16/39 (c)	1,622,000	1,995,999
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,197,496
5.15% 3/15/20	1,651,000	1,806,012
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	2,500,000	2,375,000
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust IV 5.875% 5/9/62 (c)(i)	$ 500,000	$ 469,120
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	1,534,000	1,426,620
		71,243,896
Insurance - 2.2%
Allstate Corp. 6.2% 5/16/14	4,675,000	5,458,072
Aon Corp.:
3.5% 9/30/15	1,724,000	1,757,178
5% 9/30/20	2,013,000	2,055,706
6.25% 9/30/40	1,290,000	1,336,308
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,987,443
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	11,559,000	11,212,230
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	7,190,000	7,756,207
10.75% 6/15/88 (c)(i)	4,025,000	4,749,500
Lincoln National Corp. 7% 5/17/66 (i)	1,446,000	1,359,240
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (c)	4,160,000	5,684,894
MetLife, Inc.:
5.875% 2/6/41	1,278,000	1,390,095
6.75% 6/1/16	3,550,000	4,238,094
Metropolitan Life Global Funding I:
5.125% 11/9/11 (c)	3,535,000	3,672,381
5.125% 6/10/14 (c)	3,155,000	3,501,305
Monumental Global Funding II 5.65% 7/14/11 (c)	3,425,000	3,511,122
New York Life Global Funding 4.65% 5/9/13 (c)	4,556,000	4,935,328
New York Life Insurance Co. 6.75% 11/15/39 (c)	1,829,000	2,256,114
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (c)	2,200,000	2,554,886
Pacific Life Global Funding 5.15% 4/15/13 (c)	4,915,000	5,309,070
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	4,779,000	6,038,902
Prudential Financial, Inc.:
4.75% 9/17/15	6,617,000	7,159,243
7.375% 6/15/19	1,370,000	1,668,866
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,669,749
Unum Group 5.625% 9/15/20	2,348,000	2,411,976
		99,673,909
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc. 5.5% 1/15/12	551,000	578,465
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.25% 4/15/11	$ 3,666,000	$ 3,702,660
5.375% 10/15/12	2,654,000	2,662,233
7.5% 4/1/17	2,084,000	2,166,010
9.625% 3/15/16	3,458,000	3,859,557
Duke Realty LP 5.875% 8/15/12	569,000	598,157
Equity One, Inc.:
6% 9/15/17	3,026,000	3,125,440
6.25% 12/15/14	2,510,000	2,720,622
6.25% 1/15/17	2,250,000	2,360,354
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,798,997
5.9% 4/1/20	1,116,000	1,241,038
6% 7/15/12	1,635,000	1,751,368
6.2% 1/15/17	1,240,000	1,410,147
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,178,596
6.65% 1/15/18	2,761,000	2,970,438
UDR, Inc. 5.5% 4/1/14	5,815,000	6,242,322
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,682,790
Washington (REIT) 5.95% 6/15/11	5,404,000	5,549,006
		46,598,200
Real Estate Management & Development - 2.6%
AMB Property LP:
5.9% 8/15/13	4,780,000	5,105,007
6.3% 6/1/13	4,580,000	4,981,661
BioMed Realty LP 6.125% 4/15/20 (c)	1,499,000	1,631,294
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,366,000	9,430,860
5.7% 5/1/17	506,000	512,526
5.75% 4/1/12	2,341,000	2,427,420
Colonial Properties Trust:
4.8% 4/1/11	401,000	398,290
5.5% 10/1/15	16,890,000	16,636,633
Digital Realty Trust LP 4.5% 7/15/15 (c)	2,065,000	2,132,872
Duke Realty LP:
5.4% 8/15/14	5,099,000	5,404,828
5.5% 3/1/16	3,680,000	3,891,780
5.625% 8/15/11	2,767,000	2,825,948
5.95% 2/15/17	1,473,000	1,580,894
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
6.25% 5/15/13	$ 3,481,000	$ 3,751,020
6.5% 1/15/18	4,735,000	5,201,554
ERP Operating LP:
4.75% 7/15/20	2,861,000	2,976,258
5.2% 4/1/13	4,695,000	5,096,544
5.5% 10/1/12	5,613,000	6,065,634
6.625% 3/15/12	1,125,000	1,205,362
Liberty Property LP:
4.75% 10/1/20	4,767,000	4,800,746
5.5% 12/15/16	3,166,000	3,453,973
6.625% 10/1/17	3,452,000	3,953,835
Mack-Cali Realty LP 7.75% 2/15/11	525,000	535,322
Post Apartment Homes LP 6.3% 6/1/13	4,411,000	4,758,203
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,462,126
6% 3/31/16	1,240,000	1,222,952
Simon Property Group LP:
4.2% 2/1/15	1,628,000	1,747,583
5.1% 6/15/15	2,362,000	2,621,284
6.75% 2/1/40	632,000	745,268
Tanger Properties LP:
6.125% 6/1/20	1,883,000	2,055,605
6.15% 11/15/15	6,635,000	7,375,893
		115,989,175
Thrifts & Mortgage Finance - 0.7%
Bank of America Corp.:
3.7% 9/1/15	4,045,000	4,088,443
5.65% 5/1/18	12,973,000	13,744,958
6.5% 8/1/16	5,000,000	5,624,760
First Niagara Financial Group, Inc. 6.75% 3/19/20	3,372,000	3,721,555
Independence Community Bank Corp. 2.353% 4/1/14 (i)	2,870,000	2,763,819
		29,943,535
TOTAL FINANCIALS		589,974,082
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Express Scripts, Inc.:
5.25% 6/15/12	$ 3,302,000	$ 3,525,152
6.25% 6/15/14	1,213,000	1,393,116
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,091,477
		8,009,745
INDUSTRIALS - 0.6%
Airlines - 0.6%
American Airlines, Inc. pass-thru trust certificates 6.978% 10/1/12	226,095	227,497
Continental Airlines, Inc.:
6.545% 8/2/20	830,883	872,427
6.648% 3/15/19	2,156,510	2,231,988
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	5,537,585	5,786,776
7.57% 11/18/10	6,500,000	6,539,000
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,880,439	1,805,221
8.36% 7/20/20	8,167,843	8,208,682
		25,671,591
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,756,000	2,769,780
TOTAL INDUSTRIALS		28,441,371
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	5,251,830
6.55% 10/1/17	2,336,000	2,731,887
		7,983,717
Office Electronics - 0.0%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,277,404
TOTAL INFORMATION TECHNOLOGY		11,261,121
MATERIALS - 0.5%
Chemicals - 0.2%
Dow Chemical Co. 7.6% 5/15/14	10,261,000	11,989,147
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.3%
Anglo American Capital PLC 4.45% 9/27/20 (c)	$ 1,064,000	$ 1,089,939
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	4,620,000	5,084,051
Rio Tinto Finance (USA) Ltd. 5.875% 7/15/13	5,550,000	6,186,341
		12,360,331
TOTAL MATERIALS		24,349,478
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
5.35% 9/1/40 (c)	10,261,000	10,306,272
6.3% 1/15/38	11,983,000	13,530,688
6.8% 5/15/36	6,735,000	7,992,344
BellSouth Capital Funding Corp. 7.875% 2/15/30	5,850,000	7,297,828
CenturyTel, Inc. 7.6% 9/15/39	3,124,000	3,055,925
Deutsche Telekom International Financial BV 5.875% 8/20/13	4,795,000	5,356,432
Sprint Capital Corp.:
6.875% 11/15/28	4,699,000	4,299,585
7.625% 1/30/11	3,420,000	3,475,575
Telecom Italia Capital SA 5.25% 10/1/15	7,199,000	7,771,097
Telefonica Emisiones SAU:
5.855% 2/4/13	1,456,000	1,588,895
6.221% 7/3/17	1,511,000	1,763,999
Verizon Communications, Inc. 6.1% 4/15/18	1,292,000	1,536,216
		67,974,856
Wireless Telecommunication Services - 0.6%
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,347,000	4,748,958
5.875% 10/1/19	5,356,000	6,078,117
6.35% 3/15/40	1,571,000	1,699,264
Sprint Nextel Corp. 6% 12/1/16	15,074,000	14,885,575
		27,411,914
TOTAL TELECOMMUNICATION SERVICES		95,386,770
UTILITIES - 2.9%
Electric Utilities - 1.3%
Alabama Power Co. 3.375% 10/1/20	2,472,000	2,479,498
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Cleveland Electric Illuminating Co. 5.65% 12/15/13	$ 5,880,000	$ 6,419,478
Commonwealth Edison Co. 5.4% 12/15/11	7,134,000	7,499,703
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (c)	6,623,000	6,735,147
Edison International 3.75% 9/15/17	2,719,000	2,788,394
FirstEnergy Corp. 7.375% 11/15/31	858,000	932,051
FirstEnergy Solutions Corp. 6.05% 8/15/21	1,034,000	1,104,475
Nevada Power Co. 5.375% 9/15/40	768,000	792,061
Oncor Electric Delivery Co. 6.375% 5/1/12	9,388,000	10,224,499
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,399,082
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,897,707
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	9,760,000	9,272,000
Progress Energy, Inc. 6% 12/1/39	2,651,000	2,993,332
		59,537,427
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	3,001,725
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,569,498
Exelon Generation Co. LLC:
4% 10/1/20	3,000,000	3,002,685
5.35% 1/15/14	4,280,000	4,746,952
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,329,578
6.5% 5/1/18	5,340,000	6,178,503
		18,827,216
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	1,585,000	1,784,875
Dominion Resources, Inc.:
6.3% 9/30/66 (i)	9,537,000	9,012,465
7.5% 6/30/66 (i)	5,100,000	5,202,000
National Grid PLC 6.3% 8/1/16	6,883,000	8,128,087
NiSource Finance Corp.:
5.4% 7/15/14	1,450,000	1,614,036
5.45% 9/15/20	1,486,000	1,610,588
6.15% 3/1/13	3,565,000	3,917,347
6.4% 3/15/18	4,379,000	5,078,532
7.875% 11/15/10	1,705,000	1,716,792
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
San Diego Gas & Electric Co. 4.5% 8/15/40	$ 3,351,000	$ 3,302,069
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	7,393,000	7,060,315
		48,427,106
TOTAL UTILITIES		129,793,474
TOTAL NONCONVERTIBLE BONDS (Cost $1,106,533,055)		1,190,170,964
U.S. Government and Government Agency Obligations - 39.6%

U.S. Government Agency Obligations - 3.3%
Fannie Mae:
1% 9/23/13	23,108,000	23,199,623
1.25% 8/20/13	31,300,000	31,666,210
2.75% 3/13/14	46,450,000	49,195,009
Freddie Mac:
2.5% 4/23/14	19,600,000	20,604,088
4.5% 7/15/13	7,000,000	7,721,644
Tennessee Valley Authority 5.25% 9/15/39	13,750,000	15,956,188
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		148,342,762
U.S. Treasury Inflation Protected Obligations - 4.7%
U.S. Treasury Inflation-Indexed Bonds 2.125% 2/15/40	30,259,500	33,577,344
U.S. Treasury Inflation-Indexed Notes 1.375% 1/15/20	166,707,684	177,292,257
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		210,869,601
U.S. Treasury Obligations - 31.6%
U.S. Treasury Bonds:
3.875% 8/15/40	47,013,000	48,592,355
4.375% 11/15/39	49,285,000	55,276,183
U.S. Treasury Notes:
0.75% 8/15/13	110,000,000	110,421,080
1.75% 4/15/13	220,700,000	227,389,417
2.375% 9/30/14	62,500,000	65,981,438
2.625% 7/31/14 (f)	551,464,000	587,137,088
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.75% 10/31/13	$ 232,385,000	$ 247,127,040
3.625% 2/15/20	81,000,000	88,846,875
TOTAL U.S. TREASURY OBLIGATIONS		1,430,771,476
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,711,184,080)		1,789,983,839
U.S. Government Agency - Mortgage Securities - 27.2%

Fannie Mae - 21.8%
1.819% 5/1/34 (i)	1,988,987	2,035,742
2.019% 9/1/33 (i)	1,000,421	1,023,615
2.067% 3/1/35 (i)	141,200	146,146
2.071% 7/1/35 (i)	1,490,812	1,551,715
2.073% 1/1/35 (i)	2,541,023	2,632,069
2.088% 12/1/34 (i)	189,547	195,699
2.397% 5/1/33 (i)	41,627	43,424
2.522% 7/1/35 (i)	702,636	735,587
2.566% 6/1/36 (i)	207,239	217,247
2.582% 3/1/35 (i)	84,582	88,758
2.62% 8/1/36 (i)	2,955,457	3,118,253
2.622% 7/1/34 (i)	132,460	138,519
2.648% 5/1/35 (i)	6,614,657	6,954,757
2.659% 8/1/35 (i)	947,365	991,741
2.666% 6/1/34 (i)	862,911	906,512
2.687% 2/1/35 (i)	4,792,567	5,010,560
2.749% 5/1/36 (i)	657,770	694,020
2.758% 10/1/35 (i)	1,234,482	1,293,192
2.764% 9/1/34 (i)	170,382	178,218
2.774% 3/1/37 (i)	1,940,236	2,036,289
2.795% 10/1/33 (i)	142,708	150,208
2.803% 11/1/36 (i)	2,114,388	2,227,195
2.856% 5/1/35 (i)	379,633	401,441
3.031% 7/1/35 (i)	304,949	319,430
3.032% 2/1/36 (i)	7,246,550	7,592,233
3.06% 4/1/36 (i)	3,139,390	3,310,114
3.07% 4/1/36 (i)	6,659,292	6,997,125
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.261% 10/1/37 (i)	$ 66,001	$ 69,178
3.289% 9/1/35 (i)	3,290,430	3,455,672
3.466% 7/1/37 (i)	517,013	544,427
3.5% 10/1/25 (d)(e)	4,000,000	4,127,630
3.5% 10/1/25 (d)(e)	5,000,000	5,159,537
3.5% 10/1/25 (d)(e)	25,000,000	25,797,685
3.5% 11/1/25 (d)	9,000,000	9,258,339
3.5% 11/1/25 (d)	25,000,000	25,717,608
3.91% 3/1/36 (i)	1,107,180	1,161,422
4% 10/1/25 (d)	23,000,000	24,011,713
4% 10/1/25 (d)	16,000,000	16,703,800
4% 10/1/25 (d)	12,000,000	12,527,850
4% 8/1/39 to 10/1/40 (e)	23,262,578	23,943,736
4% 10/1/40 (d)	17,000,000	17,477,197
4.333% 5/1/35 (i)	4,426,405	4,672,090
4.425% 9/1/35 (i)	13,854,304	14,404,223
4.5% 6/1/25 to 9/1/40	68,228,260	71,294,387
4.5% 10/1/25 (d)	7,000,000	7,363,474
4.5% 10/1/40 (d)(e)	57,000,000	59,373,594
4.5% 10/1/40 (d)	100,000	104,164
4.5% 10/1/40 (d)	25,500,000	26,561,871
4.5% 10/1/40 (d)	1,300,000	1,354,135
4.5% 10/1/40 (d)	1,300,000	1,354,135
4.5% 11/1/40 (d)	5,000,000	5,197,859
4.673% 7/1/35 (i)	1,764,678	1,856,043
5% 2/1/18 to 9/1/40 (d)	97,148,853	103,012,020
5% 10/1/25 (d)	15,000,000	15,909,639
5% 10/1/25 (d)	1,000,000	1,060,643
5% 10/1/40 (d)(e)	72,000,000	75,808,094
5.5% 3/1/16 to 3/1/40	196,269,393	209,617,608
5.5% 4/1/34	182,940	196,294
5.5% 10/1/40 (d)(e)	7,000,000	7,440,421
5.52% 3/1/36 (i)	772,706	806,576
5.658% 3/1/36 (i)	2,094,038	2,171,293
6% 5/1/15 to 9/1/39	74,930,969	81,494,360
6% 10/1/40 (d)(e)	12,000,000	12,887,844
6% 10/1/40 (d)(e)	8,300,000	8,914,092
6% 10/1/40 (d)	7,300,000	7,840,105
6.5% 2/1/12 to 9/1/38	12,656,616	14,059,483
6.5% 10/1/40 (d)(e)	19,300,000	21,053,586
7% 10/1/11 to 6/1/32	5,247,652	5,812,284
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7.5% 2/1/22 to 11/1/31	$ 2,770,369	$ 3,153,572
8% 6/1/29	1,561	1,795
11.5% 11/1/15	61	61
TOTAL FANNIE MAE		985,721,348
Freddie Mac - 2.3%
2.093% 4/1/35 (i)	1,414,975	1,470,305
2.303% 7/1/36 (i)	827,275	864,142
2.548% 7/1/35 (i)	1,993,626	2,085,402
2.601% 4/1/35 (i)	4,729,907	4,963,020
2.624% 1/1/35 (i)	180,604	189,708
2.626% 4/1/35 (i)	631,701	657,021
2.665% 6/1/35 (i)	311,287	327,194
2.675% 5/1/35 (i)	1,589,020	1,671,943
2.753% 8/1/35 (i)	6,209,865	6,480,268
3.063% 1/1/35 (i)	223,244	234,059
3.065% 1/1/36 (i)	4,962,157	5,219,862
4% 10/1/25 (d)	4,000,000	4,174,700
4.317% 2/1/36 (i)	3,311,241	3,467,372
4.5% 7/1/25 to 4/1/40	4,914,656	5,169,226
5% 11/1/33 to 9/1/40	33,394,277	35,214,415
5.183% 10/1/35 (i)	283,786	300,503
6% 7/1/37	290,509	314,897
6% 10/1/40 (d)	23,000,000	24,665,764
6.5% 10/1/37 to 1/1/39	6,788,044	7,398,576
7.5% 11/1/16 to 6/1/32	1,228,091	1,404,120
8% 7/1/25 to 10/1/27	39,568	45,516
8.5% 2/1/19 to 8/1/22	5,725	6,575
12% 11/1/19	5,455	6,087
TOTAL FREDDIE MAC		106,330,675
Ginnie Mae - 3.1%
4% 3/15/40	840,680	871,962
4% 10/1/40 (d)	14,000,000	14,465,937
4% 10/1/40 (d)	21,000,000	21,714,166
4% 10/1/40 (d)	2,000,000	2,068,016
4.5% 5/15/39 to 9/20/40	46,722,549	49,364,033
4.5% 10/1/40 (d)	9,000,000	9,483,750
4.5% 10/1/40 (d)(e)	7,000,000	7,368,057
4.5% 10/1/40 (d)	4,000,000	4,210,318
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
4.5% 10/1/40 (d)	$ 300,000	$ 315,774
5.5% 11/20/33 to 12/15/38	14,600,902	15,772,515
6.5% 12/15/23 to 12/15/32	4,656,472	5,180,669
7% 6/15/24 to 9/15/32	4,858,649	5,411,356
7.5% 3/15/22 to 8/15/28	1,470,719	1,674,335
8% 4/15/24 to 12/15/25	95,236	109,450
8.5% 8/15/29 to 11/15/31	183,723	214,200
TOTAL GINNIE MAE		138,224,538
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,211,517,167)		1,230,276,561
Asset-Backed Securities - 2.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7263% 4/25/35 (i)	1,184,452	674,970
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0063% 3/25/34 (i)	51,474	49,658
Series 2005-HE2 Class M2, 0.7063% 4/25/35 (i)	122,138	114,378
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 0.2873% 9/20/13 (i)	177,310	176,618
Series 2006-C1 Class C1, 0.7373% 10/20/14 (i)	40,363	7,467
Series 2007-A4 Class A4, 0.2873% 4/22/13 (i)	157,825	157,209
Airspeed Ltd. Series 2007-1A Class C1, 2.7573% 6/15/32 (c)(i)	4,706,839	1,741,531
Ally Auto Receivables Trust Series 2009-A:
Class A3, 2.33% 6/17/13 (c)	1,880,000	1,917,564
Class A4, 3% 10/15/15 (c)	1,860,000	1,945,618
Ally Master Owner Trust:
Series 2010-1 Class A, 2.0073% 1/15/15 (c)(i)	8,610,000	8,785,145
Series 2010-3 Class A, 2.88% 4/15/15 (c)	8,630,000	8,904,113
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9563% 12/25/33 (i)	67,862	49,075
Series 2004-R2 Class M3, 0.8063% 4/25/34 (i)	99,821	10,265
Series 2005-R2 Class M1, 0.7063% 4/25/35 (i)	1,342,000	1,044,620
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0438% 3/25/34 (i)	31,145	21,359
Series 2006-W4 Class A2C, 0.4163% 5/25/36 (i)	936,604	345,008
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0813% 4/25/34 (i)	5,055,000	3,063,223
Asset-Backed Securities - continued
	Principal Amount	Value
Bank of America Auto Trust:
Series 2009-1A Class A4, 3.52% 6/15/16 (c)	$ 3,600,000	$ 3,770,789
Series 2009-2A Class A3, 2.13% 9/15/13 (c)	3,000,000	3,037,105
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	5,720,000	5,719,107
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.2994% 12/26/24 (i)	1,174,467	1,115,744
C-BASS Trust Series 2006-CB7 Class A2, 0.3163% 10/25/36 (i)	73,986	72,980
Capital Auto Receivables Trust Series 2007-2 Class A4A, 5.39% 2/18/14	2,401,746	2,459,600
Capital Trust Ltd. Series 2004-1 Class A2, 0.7073% 7/20/39 (c)(i)	280,000	58,800
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5563% 7/25/36 (i)	742,000	68,835
Series 2007-RFC1 Class A3, 0.3963% 12/25/36 (i)	1,172,000	393,765
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 0.4373% 5/20/17 (FGIC Insured) (c)(i)	90,229	81,092
Series 2005-1A Class A1, 4.67% 5/20/17 (FGIC Insured) (c)	308,235	311,747
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.5263% 5/25/37 (i)	498,000	22,621
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (c)	1,168,845	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.5788% 3/25/32 (MGIC Investment Corp. Insured) (i)	60,407	25,388
Series 2004-3 Class M4, 1.2263% 4/25/34 (i)	103,878	37,900
Series 2004-4 Class M2, 1.0513% 6/25/34 (i)	382,121	201,576
Series 2005-3 Class MV1, 0.6763% 8/25/35 (i)	736,717	696,391
Series 2005-AB1 Class A2, 0.4663% 8/25/35 (i)	112,314	110,016
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (FSA Insured) (c)	578,841	579,699
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	1,979,350
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.782% 5/28/35 (i)	25,289	17,995
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.4313% 8/25/34 (i)	189,000	87,871
Series 2006-3 Class 2A3, 0.4163% 11/25/36 (i)	2,926,000	1,158,689
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0813% 3/25/34 (i)	10,799	3,279
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	2,860,000	2,929,726
Series 2009-D:
Class A3, 2.17% 10/15/13	2,300,000	2,333,298
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust: - continued
Series 2009-D:
Class A4, 2.98% 8/15/14	$ 2,100,000	$ 2,191,226
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.8073% 6/15/13 (i)	502,000	495,061
Series 2010-1 Class A, 1.9073% 12/15/14 (c)(i)	4,220,000	4,307,199
Series 2010-5 Class A1, 1.5% 9/15/15	4,080,000	4,079,363
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7463% 1/25/35 (i)	1,317,000	465,551
Class M4, 0.9363% 1/25/35 (i)	236,000	27,188
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6975% 2/25/47 (c)(i)	1,531,000	1,044,908
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	1,947,120	1,557,696
GE Business Loan Trust Series 2003-1 Class A, 0.6873% 4/15/31 (c)(i)	171,916	151,286
GSAMP Trust Series 2004-AR1 Class M1, 0.9063% 6/25/34 (i)	1,426,000	887,633
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 1.3363% 5/25/30 (c)(i)	424,575	212,288
Series 2006-3:
Class B, 0.6563% 9/25/46 (c)(i)	402,000	80,400
Class C, 0.8063% 9/25/46 (c)(i)	992,000	148,800
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5763% 8/25/33 (i)	989,876	631,030
Series 2003-3 Class M1, 1.5463% 8/25/33 (i)	525,076	363,901
Series 2003-5 Class A2, 0.9563% 12/25/33 (i)	21,396	12,212
Series 2005-5 Class 2A2, 0.5063% 11/25/35 (i)	88,638	87,050
Series 2006-1 Class 2A3, 0.4813% 4/25/36 (i)	896,332	864,589
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5473% 3/20/36 (i)	515,024	396,049
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4463% 1/25/37 (i)	805,000	253,318
Hyundai Auto Receivable Trust Series 2009-A Class A3, 2.03% 8/15/13	2,380,000	2,415,388
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3863% 11/25/36 (i)	808,000	643,699
Class MV1, 0.4863% 11/25/36 (i)	656,000	370,484
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6194% 12/27/29 (i)	513,920	427,139
Long Beach Mortgage Loan Trust:
Series 2003-3 Class M1, 1.3813% 7/25/33 (i)	4,224,065	3,057,064
Series 2004-2 Class M2, 1.3363% 6/25/34 (i)	86,762	55,163
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 0.5163% 10/25/36 (i)	292,000	17,655
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 0.9063% 7/25/34 (i)	$ 64,731	$ 49,778
Series 2006-FM1 Class A2B, 0.3663% 4/25/37 (i)	1,190,506	1,013,599
Series 2006-OPT1 Class A1A, 0.5163% 6/25/35 (i)	1,029,788	806,799
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5963% 8/25/34 (i)	37,283	25,261
Series 2005-NC1 Class M1, 0.6963% 1/25/35 (i)	260,000	133,599
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (j)	4,120,000	568,560
Series 2006-4 Class A1, 0.2863% 3/25/25 (i)	269,354	265,809
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7663% 9/25/35 (i)	928,000	383,885
Series 2005-D Class M2, 0.7263% 2/25/36 (i)	193,000	24,638
Nomura Home Equity Loan Trust Series 2006-HE2 Class A2, 0.3763% 3/25/36 (i)	8,466	8,445
Ocala Funding LLC Series 2006-1A Class A, 1.6573% 3/20/11 (a)(c)(i)	765,000	283,050
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5063% 9/25/34 (i)	346,000	151,075
Class M4, 1.7063% 9/25/34 (i)	444,000	71,248
Series 2005-WCH1:
Class M2, 0.7763% 1/25/36 (i)	501,000	428,204
Class M3, 0.8163% 1/25/36 (i)	311,000	204,144
Class M4, 1.0863% 1/25/36 (i)	959,000	351,333
Series 2005-WHQ2 Class M7, 1.5063% 5/25/35 (i)	1,682,000	24,774
Providian Master Note Trust Series 2006-C1A Class C1, 0.8073% 3/15/15 (c)(i)	1,401,000	1,396,713
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33 (AMBAC Insured)	472,450	439,259
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.3263% 2/25/37 (i)	288,433	282,157
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0563% 4/25/33 (i)	3,323	2,780
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0513% 3/25/35 (i)	3,187,354	2,610,294
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.4163% 3/20/19 (FGIC Insured) (c)(i)	441,182	411,983
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2422% 6/15/33 (i)	827,000	49,334
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.4063% 9/25/34 (i)	48,153	11,469
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 0.3463% 6/25/37 (i)	1,091,222	907,986
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1163% 9/25/34 (i)	$ 18,730	$ 11,994
WaMu Master Note Trust:
Series 2006-C2A Class C2, 0.7573% 8/15/15 (c)(i)	4,550,000	4,514,004
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	4,765,000	4,773,880
Series 2007-A5A Class A5, 1.0073% 10/15/14 (c)(i)	650,000	650,081
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2978% 10/25/44 (c)(i)	2,326,549	860,823
TOTAL ASSET-BACKED SECURITIES (Cost $117,480,621)		103,241,482
Collateralized Mortgage Obligations - 2.1%

Private Sponsor - 1.7%
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 0.9575% 4/12/56 (c)(i)	928,616	858,970
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.8772% 4/10/49 (i)	865,000	211,570
Class C, 5.8772% 4/10/49 (i)	2,315,000	394,967
Class D, 5.8772% 4/10/49 (i)	1,160,000	174,475
Banc of America Funding Corp. sequential payer Series 2010-R4 Class 2A1, 4.5% 3/26/37 (c)	3,586,503	3,685,319
Banc of America Mortgage Securities, Inc.:
Series 2004-B Class 1A1, 2.9237% 3/25/34 (i)	38,154	33,970
Series 2005-E Class 2A7, 2.866% 6/25/35 (i)	3,890,000	3,055,851
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (c)(i)(j)	29,004,625	2,201,451
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.5363% 1/25/35 (i)	2,864,626	2,280,378
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 3.2146% 2/25/37 (i)	614,170	590,613
Series 2007-A2 Class 2A1, 3.3299% 7/25/37 (i)	1,115,146	1,066,213
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 0.6563% 5/25/33 (i)	8,849	8,748
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.9076% 11/25/34 (i)	1,306,166	1,263,438
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 0.3473% 11/19/37 (i)	15,490	15,426
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.6847% 10/18/54 (c)(i)	$ 1,858,000	$ 1,821,955
Class C2, 0.9947% 10/18/54 (c)(i)	623,000	604,808
Class M2, 0.7747% 10/18/54 (c)(i)	1,068,000	1,029,018
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.8155% 11/20/56 (c)(i)	1,594,000	1,520,182
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 0.9975% 10/11/41 (c)(i)	2,024,000	1,995,785
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 0.8573% 12/20/54 (c)(i)	7,007,000	3,170,668
Series 2006-2 Class C1, 0.7273% 12/20/54 (i)	11,874,000	5,592,654
Series 2006-3 Class C2, 0.7573% 12/20/54 (i)	730,000	337,294
Series 2006-4:
Class B1, 0.3473% 12/20/54 (i)	1,954,000	1,475,270
Class C1, 0.6373% 12/20/54 (i)	1,195,000	540,738
Class M1, 0.4273% 12/20/54 (i)	515,000	338,613
Series 2007-1:
Class 1C1, 0.5573% 12/20/54 (i)	1,207,000	568,497
Class 1M1, 0.4073% 12/20/54 (i)	785,000	514,175
Class 2C1, 0.6873% 12/20/54 (i)	2,126,000	1,001,346
Class 2M1, 0.7573% 12/20/54 (i)	4,428,000	2,900,340
Series 2007-2 Class 2C1, 0.6873% 12/17/54 (i)	1,397,000	621,665
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.4213% 1/20/44 (i)	2,564,032	2,117,053
Class 1C, 2.9713% 1/20/44 (i)	279,947	184,973
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 3.0944% 4/25/35 (i)	1,950,646	1,681,854
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.4773% 5/19/35 (i)	248,416	154,373
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4663% 5/25/47 (i)	721,447	453,873
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4263% 2/25/37 (i)	1,010,055	665,121
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.427% 6/15/22 (c)(i)	128,000	114,496
Class C, 0.447% 6/15/22 (c)(i)	828,000	695,520
Class D, 0.457% 6/15/22 (c)(i)	318,000	260,760
Class E, 0.467% 6/15/22 (c)(i)	509,000	420,638
Class F, 0.497% 6/15/22 (c)(i)	919,000	754,499
Class G, 0.567% 6/15/22 (c)(i)	191,000	147,070
Class H, 0.587% 6/15/22 (c)(i)	382,000	286,500
Class J, 0.627% 6/15/22 (c)(i)	446,000	307,740
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5463% 7/25/35 (i)	$ 3,813,576	$ 3,066,492
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5563% 3/25/37 (i)	1,589,000	110,261
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.88% 10/25/35 (i)	2,688,539	2,312,703
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.6073% 7/10/35 (c)(i)	619,517	344,947
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	761,613	800,388
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7063% 6/25/33 (AMBAC Insured) (c)(i)	175,950	139,328
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	4,617,305
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.1948% 7/20/34 (i)	26,199	18,321
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4638% 9/25/36 (i)	2,128,000	1,149,318
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12:
Class 2A5, 2.8984% 7/25/35 (i)	2,825,000	2,663,144
Class 2A6, 2.8984% 7/25/35 (i)	2,127,269	1,981,921
Series 2005-AR3 Class 2A1, 2.9197% 3/25/35 (i)	1,086,172	980,490
Series 2006-AR8 Class 3A1, 3.8076% 4/25/36 (i)	12,196,013	11,055,903
TOTAL PRIVATE SPONSOR		77,359,388
U.S. Government Agency - 0.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	5,743,541	6,355,254
Series 1999-57 Class PH, 6.5% 12/25/29	4,305,395	4,788,773
Series 2006-45 Class OP, 6/25/36 (k)	2,506,160	2,331,960
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2006-15 Class OP, 3/25/36 (k)	2,741,781	2,408,993
Series 2731 Class PU, 4.5% 5/15/26	883,339	882,674
TOTAL U.S. GOVERNMENT AGENCY		16,767,654
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $111,962,438)		94,127,042
Commercial Mortgage Securities - 6.6%
	Principal Amount	Value
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4627% 2/14/43 (i)(j)	$ 16,177,554	$ 461,774
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (i)	5,450,000	5,801,810
Series 2006-5:
Class A2, 5.317% 9/10/47	5,445,000	5,696,111
Class A3, 5.39% 9/10/47	3,670,000	3,975,809
Series 2007-3 Class A3, 5.8371% 6/10/49 (i)	8,000,000	8,465,553
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 0.7273% 3/15/22 (c)(i)	400,000	300,000
Class G, 0.7873% 3/15/22 (c)(i)	259,000	173,530
Series 2006-BIX1:
Class F, 0.5673% 10/15/19 (c)(i)	1,030,000	856,754
Class G, 0.5873% 10/15/19 (c)(i)	702,000	492,593
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.1063% 12/25/33 (c)(i)	49,096	29,458
Series 2004-1:
Class A, 0.6163% 4/25/34 (c)(i)	704,185	556,306
Class B, 2.1563% 4/25/34 (c)(i)	78,317	39,550
Class M1, 0.8163% 4/25/34 (c)(i)	63,549	43,531
Class M2, 1.4563% 4/25/34 (c)(i)	57,060	31,383
Series 2004-2:
Class A, 0.6863% 8/25/34 (c)(i)	1,451,837	1,146,951
Class M1, 0.8363% 8/25/34 (c)(i)	124,119	83,160
Series 2004-3:
Class A1, 0.6263% 1/25/35 (c)(i)	1,182,715	940,259
Class A2, 0.6763% 1/25/35 (c)(i)	377,361	249,058
Class M1, 0.7563% 1/25/35 (c)(i)	433,726	277,585
Class M2, 1.2563% 1/25/35 (c)(i)	275,776	162,708
Series 2005-2A:
Class A1, 0.5663% 8/25/35 (c)(i)	856,469	707,358
Class M1, 0.6863% 8/25/35 (c)(i)	63,375	36,897
Class M2, 0.7363% 8/25/35 (c)(i)	105,022	56,008
Class M3, 0.7563% 8/25/35 (c)(i)	57,943	28,438
Class M4, 0.8663% 8/25/35 (c)(i)	53,416	24,454
Series 2005-3A:
Class A1, 0.5763% 11/25/35 (c)(i)	465,188	372,523
Class A2, 0.6563% 11/25/35 (c)(i)	301,836	197,703
Class M2, 0.7463% 11/25/35 (c)(i)	65,829	35,027
Class M3, 0.7663% 11/25/35 (c)(i)	59,002	28,881
Class M4, 0.8563% 11/25/35 (c)(i)	73,630	33,553
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class A2, 0.6463% 1/25/36 (c)(i)	$ 1,081,620	$ 703,053
Class B1, 1.6563% 1/25/36 (c)(i)	88,070	29,944
Class M1, 0.7063% 1/25/36 (c)(i)	349,114	185,030
Class M2, 0.7263% 1/25/36 (c)(i)	104,418	52,209
Class M3, 0.7563% 1/25/36 (c)(i)	152,935	71,880
Class M4, 0.8663% 1/25/36 (c)(i)	79,632	32,649
Class M5, 0.9063% 1/25/36 (c)(i)	79,632	31,455
Class M6, 0.9563% 1/25/36 (c)(i)	84,905	31,415
Series 2006-1:
Class A2, 0.6163% 4/25/36 (c)(i)	165,284	119,782
Class M6, 0.8963% 4/25/36 (c)(i)	55,635	20,079
Series 2006-2A:
Class A1, 0.4863% 7/25/36 (c)(i)	1,641,818	1,302,947
Class A2, 0.5363% 7/25/36 (c)(i)	147,953	100,682
Class B3, 2.9563% 7/25/36 (c)(i)	79,138	13,398
Class M1, 0.5663% 7/25/36 (c)(i)	155,408	77,782
Class M2, 0.5863% 7/25/36 (c)(i)	109,531	51,611
Class M3, 0.6063% 7/25/36 (c)(i)	86,019	38,304
Class M4, 0.6763% 7/25/36 (c)(i)	57,920	24,552
Class M5, 0.7263% 7/25/36 (c)(i)	71,109	24,469
Class M6, 0.7963% 7/25/36 (c)(i)	112,972	36,287
Series 2006-3A:
Class B1, 1.0563% 10/25/36 (c)(i)	93,309	18,662
Class B3, 2.8563% 10/25/36 (c)(i)	109,788	16,468
Class M4, 0.6863% 10/25/36 (c)(i)	103,378	34,115
Class M5, 0.7363% 10/25/36 (c)(i)	130,901	37,961
Class M6, 0.8163% 10/25/36 (c)(i)	255,760	63,940
Series 2006-4A:
Class A1, 0.4863% 12/25/36 (c)(i)	944,039	733,802
Class A2, 0.5263% 12/25/36 (c)(i)	2,105,578	1,543,810
Class B1, 0.9563% 12/25/36 (c)(i)	69,415	20,720
Class B3, 2.7063% 12/25/36 (c)(i)	120,633	9,807
Class M1, 0.5463% 12/25/36 (c)(i)	152,051	74,961
Class M2, 0.5663% 12/25/36 (c)(i)	96,519	43,337
Class M3, 0.5963% 12/25/36 (c)(i)	97,842	40,311
Class M4, 0.6563% 12/25/36 (c)(i)	117,013	44,629
Class M5, 0.6963% 12/25/36 (c)(i)	107,758	38,179
Class M6, 0.7763% 12/25/36 (c)(i)	96,519	32,035
Series 2007-1:
Class A2, 0.5263% 3/25/37 (c)(i)	404,077	260,630
Class B1, 0.9263% 3/25/37 (c)(i)	124,871	27,472
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class B2, 1.4063% 3/25/37 (c)(i)	$ 90,496	$ 16,742
Class B3, 3.6063% 3/25/37 (c)(i)	257,459	38,619
Class M1, 0.5263% 3/25/37 (c)(i)	108,736	51,106
Class M2, 0.5463% 3/25/37 (c)(i)	81,377	32,551
Class M3, 0.5763% 3/25/37 (c)(i)	72,257	25,290
Class M5, 0.6763% 3/25/37 (c)(i)	90,496	26,244
Class M6, 0.7563% 3/25/37 (c)(i)	126,976	31,109
Series 2007-2A:
Class A1, 0.5263% 7/25/37 (c)(i)	1,492,212	1,052,009
Class A2, 0.5763% 7/25/37 (c)(i)	1,397,849	670,968
Class B1, 1.8563% 7/25/37 (c)(i)	414,237	55,922
Class B2, 2.5063% 7/25/37 (c)(i)	360,658	43,279
Class B3, 3.6063% 7/25/37 (c)(i)	403,041	46,350
Class M1, 0.6263% 7/25/37 (c)(i)	467,816	168,414
Class M2, 0.6663% 7/25/37 (c)(i)	179,929	50,380
Class M3, 0.7463% 7/25/37 (c)(i)	179,929	37,785
Class M4, 0.9063% 7/25/37 (c)(i)	514,997	92,699
Class M5, 1.0063% 7/25/37 (c)(i)	455,820	72,931
Class M6, 1.2563% 7/25/37 (c)(i)	574,174	86,126
Series 2007-3:
Class A2, 0.5463% 7/25/37 (c)(i)	590,555	382,620
Class B1, 1.2063% 7/25/37 (c)(i)	352,049	79,211
Class B2, 1.8563% 7/25/37 (c)(i)	917,073	179,471
Class B3, 4.2563% 7/25/37 (c)(i)	469,622	85,471
Class M1, 0.5663% 7/25/37 (c)(i)	309,050	125,876
Class M2, 0.5963% 7/25/37 (c)(i)	327,862	101,801
Class M3, 0.6263% 7/25/37 (c)(i)	536,807	170,168
Class M4, 0.7563% 7/25/37 (c)(i)	841,826	252,043
Class M5, 0.8563% 7/25/37 (c)(i)	422,593	128,806
Class M6, 1.0563% 7/25/37 (c)(i)	319,128	70,527
Series 2007-4A:
Class B1, 2.8063% 9/25/37 (c)(i)	131,700	11,853
Class B2, 3.7063% 9/25/37 (c)(i)	497,913	39,833
Class M1, 1.2063% 9/25/37 (c)(i)	126,602	27,853
Class M2, 1.3063% 9/25/37 (c)(i)	126,602	24,054
Class M4, 1.8563% 9/25/37 (c)(i)	334,774	50,216
Class M5, 2.0063% 9/25/37 (c)(i)	334,774	43,521
Class M6, 2.2063% 9/25/37 (c)(i)	335,624	35,240
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 0.6973% 3/15/19 (c)(i)	524,000	391,492
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-BBA7:
Class H, 0.9073% 3/15/19 (c)(i)	$ 352,000	$ 205,612
Class J, 1.1073% 3/15/19 (c)(i)	265,000	149,119
Series 2007-BBA8:
Class D, 0.5073% 3/15/22 (c)(i)	271,000	189,700
Class E, 0.5573% 3/15/22 (c)(i)	1,409,000	915,850
Class F, 0.6073% 3/15/22 (c)(i)	864,000	518,400
Class G, 0.6573% 3/15/22 (c)(i)	222,000	122,100
Class H, 0.8073% 3/15/22 (c)(i)	271,000	130,080
Class J, 0.9573% 3/15/22 (c)(i)	271,000	108,400
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,897,958
C-BASS Trust floater Series 2006-SC1 Class A, 0.5263% 5/25/36 (c)(i)	594,502	352,750
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(i)	2,024,523	2,052,905
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5873% 8/15/21 (c)(i)	289,000	240,087
Class H, 0.6273% 8/15/21 (c)(i)	231,000	178,521
Series 2007-C6 Class A2, 5.8869% 12/10/49 (i)	870,000	914,924
Series 2007-FL3A Class A2, 0.3973% 4/15/22 (c)(i)	3,890,000	3,413,485
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	8,060,000	8,353,418
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 0.5673% 4/15/17 (c)(i)	618,000	494,400
Class E, 0.6273% 4/15/17 (c)(i)	197,000	151,690
Class F, 0.6673% 4/15/17 (c)(i)	112,000	78,400
Class G, 0.8073% 4/15/17 (c)(i)	112,000	71,680
Class H, 0.8773% 4/15/17 (c)(i)	112,000	58,240
Class J, 1.1073% 4/15/17 (c)(i)	86,000	34,400
Series 2005-FL11:
Class F, 0.7073% 11/15/17 (c)(i)	159,024	135,170
Class G, 0.7573% 11/15/17 (c)(i)	110,397	81,694
sequential payer:
Series 2006-C8 Class A4, 5.306% 12/10/46	10,940,000	11,373,691
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	20,000,000	20,049,846
Class AJFX, 5.478% 2/5/19 (c)	2,410,000	2,360,628
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust sequential payer Series 2006-C4 Class A3, 5.467% 9/15/39	$ 3,110,000	$ 3,272,962
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (i)	102,001	104,297
Series 1997-C2 Class D, 7.27% 1/17/35	1,261,179	1,286,914
Series 1998-C1 Class D, 7.17% 5/17/40	208,740	209,870
Series 1999-C1 Class E, 8.0902% 9/15/41 (i)	386,520	387,231
Series 2004-C1 Class ASP, 1.1316% 1/15/37 (c)(i)(j)	23,591,813	97,021
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.4073% 2/15/22 (c)(i)	4,655,000	3,118,850
Class C:
0.4273% 2/15/22 (c)(i)	1,212,000	690,840
0.5273% 2/15/22 (c)(i)	433,000	199,180
Class F, 0.5773% 2/15/22 (c)(i)	866,000	355,060
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,869,851
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	8,863,000	9,054,203
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.8047% 12/10/41 (i)(j)	3,331,877	21,398
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4478% 11/5/21 (c)(i)	4,685,000	3,534,097
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	1,264,035	1,270,512
Series 2006-GG7 Class A4, 6.0854% 7/10/38 (i)	7,500,000	8,217,478
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class C, 0.4978% 6/6/20 (c)(i)	545,000	496,216
Class D, 0.5378% 6/6/20 (c)(i)	1,495,000	1,295,790
Class E, 0.6278% 6/6/20 (c)(i)	2,978,000	2,532,244
Class F, 0.6978% 6/6/20 (c)(i)	543,000	442,235
Series 2007-EOP:
Class D, 0.6278% 3/6/20 (c)(i)	4,485,000	3,946,800
Class H, 0.9078% 3/6/20 (c)(i)	480,000	405,600
Class J, 1.1078% 3/6/20 (c)(i)	690,000	579,600
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	2,663,000	2,733,037
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.0629% 4/15/45 (i)	2,090,000	2,316,967
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4873% 11/15/18 (c)(i)	$ 124,381	$ 88,311
Class E, 0.5373% 11/15/18 (c)(i)	187,148	131,004
Class F, 0.5873% 11/15/18 (c)(i)	281,010	179,846
Class G, 0.6173% 11/15/18 (c)(i)	244,156	151,377
Class H, 0.7573% 11/15/18 (c)(i)	187,148	112,289
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	664,917	666,015
Series 2006-CB14 Class A3B, 5.6679% 12/12/44 (i)	2,375,000	2,554,272
Series 2007-CB20 Class A4, 5.794% 2/12/51	4,630,000	4,981,465
Series 2007-LDPX Class A3, 5.412% 1/15/49	27,221,000	28,321,180
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1421% 7/15/44 (i)	19,797,000	20,826,084
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	23,428	23,454
Series 2005-C3 Class A2, 4.553% 7/15/30	1,466,267	1,469,668
Series 2007-C1 Class A4, 5.424% 2/15/40	6,660,000	7,016,305
Series 2007-C2 Class A3, 5.43% 2/15/40	1,320,000	1,380,758
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5973% 9/15/21 (c)(i)	743,007	534,965
Class G, 0.6173% 9/15/21 (c)(i)	1,468,167	1,027,717
Class H, 0.6573% 9/15/21 (c)(i)	378,548	242,271
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	3,614,781	3,713,027
Series 2005-MCP1 Class A2, 4.556% 6/12/43	1,084,110	1,114,668
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-1 CLass A3, 5.6443% 2/12/39 (i)	3,475,000	3,652,066
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	6,350,000	6,371,060
Series 2007-7 Class B, 5.75% 6/12/50	1,365,000	229,940
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 0.458% 7/17/17 (c)(i)	1,644,821	1,102,030
Series 2007-XLCA Class B, 0.758% 7/17/17 (c)(i)	1,013,536	65,880
Series 2007-XLFA:
Class D, 0.448% 10/15/20 (c)(i)	434,000	108,500
Class E, 0.508% 10/15/20 (c)(i)	542,000	70,460
Class F, 0.558% 10/15/20 (c)(i)	326,000	32,600
Class G, 0.598% 10/15/20 (c)(i)	402,000	30,150
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class H, 0.688% 10/15/20 (c)(i)	$ 253,000	$ 6,325
Class J, 0.838% 10/15/20 (c)(i)	289,000	5,780
Class MHRO, 0.948% 10/15/20 (c)(i)	106,111	21,222
Class NHRO, 1.148% 10/15/20 (c)(i)	164,867	23,081
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (i)	8,435,000	8,850,480
Series 2007-T27 Class A4, 5.8019% 6/11/42 (i)	7,464,000	8,279,120
Series 2006-HQ8 Class A3, 5.6106% 3/12/44 (i)	5,075,000	5,195,148
Series 2006-T23 Class A3, 5.9782% 8/12/41 (i)	2,485,000	2,690,232
Series 2007-HQ12 Class A4, 5.8118% 4/12/49 (i)	4,350,000	4,459,875
Series 2007-IQ14:
Class AAB, 5.654% 4/15/49	1,910,000	2,035,867
Class B, 5.9134% 4/15/49 (i)	3,845,000	922,800
Series 2007-XLC1:
Class C, 0.858% 7/17/17 (c)(i)	1,383,615	20,754
Class D, 0.958% 7/17/17 (c)(i)	650,728	9,761
Class E, 1.058% 7/17/17 (c)(i)	529,307	7,940
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5298% 3/12/35 (c)(i)(j)	23,620,709	134,591
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (c)	4,300,000	4,401,124
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.4573% 1/15/18 (c)(i)	829,000	827,692
Series 2006-WL7A:
Class E, 0.5519% 9/15/21 (c)(i)	906,000	551,183
Class F, 0.6119% 8/11/18 (c)(i)	1,220,000	531,177
Class G, 0.6319% 8/11/18 (c)(i)	1,156,000	489,970
Class J, 0.8759% 8/11/18 (c)(i)	257,000	70,187
Series 2007-WHL8:
Class AP1, 0.9573% 6/15/20 (c)(i)	57,512	34,507
Class AP2, 1.0573% 6/15/20 (c)(i)	99,420	54,681
Class F, 0.7373% 6/15/20 (c)(i)	1,931,000	579,300
Class LXR2, 1.0573% 6/15/20 (c)(i)	1,315,775	855,254
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	4,060,000	4,247,155
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	8,011,439
Series 2007-C32 Class A3, 5.9326% 6/15/49 (i)	5,370,000	5,369,660
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,204,869
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31 Class C, 5.8875% 4/15/47 (i)	$ 4,335,000	$ 929,866
Series 2007-C31A Class A2, 5.421% 4/15/47	990,000	1,028,744
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $302,943,200)		300,210,219
Municipal Securities - 0.2%

California Gen. Oblig.:
7.5% 4/1/34	4,970,000	5,407,261
7.55% 4/1/39	3,611,000	3,926,999
TOTAL MUNICIPAL SECURITIES (Cost $8,665,045)		9,334,260
Foreign Government and Government Agency Obligations - 0.3%

Brazilian Federative Republic:
4.875% 1/22/21	1,650,000	1,810,875
5.625% 1/7/41	2,295,000	2,495,813
Italian Republic 2.125% 9/16/13	8,040,000	8,053,684
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,153,177)		12,360,372
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i)	2,721,000	2,759,537
TOTAL PREFERRED SECURITIES (Cost $2,759,511)		2,759,537
Cash Equivalents - 6.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.3%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Government Obligations) # (Cost $297,303,000)	$ 297,305,518	$ 297,303,000
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $4,882,501,294)		5,029,767,276
NET OTHER ASSETS (LIABILITIES) - (11.3)%		(510,587,383)
NET ASSETS - 100%		$ 4,519,179,893
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,800,000) (h)	Sept. 2037	$ 11,228,674	(10,539,574)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $966,000) (h)	Sept. 2037	3,144,029	(2,951,081)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $2,520,000) (h)	Sept. 2037	8,982,939	(8,431,659)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $581,250) (h)	Sept. 2037	1,871,446	(1,756,596)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $3,077,000) (h)

	Sept. 2037	$ 10,180,664	$ (9,555,880)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,242,000) (h)	Sept. 2037	3,443,460	(3,232,136)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Payment $1,691,000) (h)	Sept. 2037	5,689,195	(5,340,051)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (g)	August 2034	210,203	(123,835)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (g)	Oct. 2034	247,965	(131,971)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (g)	April 2032	29,939	(17,562)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (g)	Feb. 2034	1,270	(1,170)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (Rating-B1) (g)

	Oct. 2034	$ 265,832	$ (146,639)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (g)	Sept. 2034	202,349	(161,658)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12 (Rating-Baa3) (g)	March 2013	6,500,000	203,384
TOTAL CREDIT DEFAULT SWAPS		51,997,965	(42,186,428)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.2638% with Credit Suisse First Boston	August 2040	40,000,000	438,468
Receive semi-annually a fixed rate equal to 1.165% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2013	240,000,000	2,606,760
Receive semi-annually a fixed rate equal to 2.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2014	40,000,000	2,513,596
TOTAL INTEREST RATE SWAPS		320,000,000	5,558,824
		$ 371,997,965	$ (36,627,604)
Legend
(a) Non-income producing - Security is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $344,526,891 or 7.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $38,838,754.

(g) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(h) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$297,303,000 due 10/01/10 at 0.30%
Bank of America NA	$ 185,636,097
Mizuho Securities USA, Inc.	89,732,333
Societe Generale, New York Branch	21,934,570
$ 297,303,000
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,190,170,964	$ -	$ 1,190,170,964	$ -
U.S. Government and Government Agency Obligations	1,789,983,839	-	1,789,983,839	-
U.S. Government Agency - Mortgage Securities	1,230,276,561	-	1,230,276,561	-
Asset-Backed Securities	103,241,482	-	89,820,014	13,421,468
Collateralized Mortgage Obligations	94,127,042	-	91,781,360	2,345,682
Commercial Mortgage Securities	300,210,219	-	283,130,555	17,079,664
Municipal Securities	9,334,260	-	9,334,260	-
Foreign Government and Government Agency Obligations	12,360,372	-	12,360,372	-
Preferred Securities	2,759,537	-	2,759,537	-
Cash Equivalents	297,303,000	-	297,303,000	-
Total Investments in Securities:	$ 5,029,767,276	$ -	$ 4,996,920,462	$ 32,846,814
Derivative Instruments:
Assets
Swap Agreements	$ 5,762,208	$ -	$ 5,762,208	$ -
Liabilities
Swap Agreements	$ (42,389,812)	$ -	$ (41,806,977)	$ (582,835)
Total Derivative Instruments:	$ (36,627,604)	$ -	$ (36,044,769)	$ (582,835)
Other Financial Instruments:
Forward Commitments	$ 84,825	$ -	$ 84,825	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 48,484,870
Total Realized Gain (Loss)	109,972
Total Unrealized Gain (Loss)	9,725,552
Cost of Purchases	60,407
Proceeds of Sales	(16,842,546)
Amortization/Accretion	(574,646)
Transfers in to Level 3	9,432,452
Transfers out of Level 3	(17,549,247)
Ending Balance	$ 32,846,814
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ 7,531,965
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (780,282)
Total Unrealized Gain (Loss)	368,588
Transfers in to Level 3	(171,141)
Transfers out of Level 3	-
Ending Balance	$ (582,835)
Realized gain (loss) on Swap Agreements for the period	$ (6,527)
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at September 30, 2010	$ 367,614

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of September 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ 203,384	$ (42,389,812)
Interest Rate Risk
Swap Agreements (a)	5,558,824	-
Total Value of Derivatives	$ 5,762,208	$ (42,389,812)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2010

Assets
Investment in securities, at value (including repurchase agreements of $297,303,000) - See accompanying schedule: Unaffiliated issuers (cost $4,882,501,294)		$ 5,029,767,276
Commitment to sell securities on a delayed delivery basis	$ (173,391,222)
Receivable for securities sold on a delayed delivery basis	173,476,047	84,825
Receivable for investments sold, regular delivery		27,592,716
Cash		629,249
Receivable for swap agreements		8,445
Receivable for fund shares sold		1,213,602
Interest receivable		31,649,097
Unrealized appreciation on swap agreements		5,762,208
Total assets		5,096,707,418

Liabilities
Payable for investments purchased Regular delivery	$ 40,531,847
Delayed delivery	490,060,870
Payable for swap agreements	854,569
Payable for fund shares redeemed	3,670,256
Distributions payable	142
Unrealized depreciation on swap agreements	42,389,812
Other payables and accrued expenses	20,029
Total liabilities		577,527,525

Net Assets		$ 4,519,179,893
Net Assets consist of:
Paid in capital		$ 4,403,923,295
Net unrealized appreciation (depreciation) on investments		115,256,598
Net Assets, for 44,527,231 shares outstanding		$ 4,519,179,893
Net Asset Value, offering price and redemption price per share ($4,519,179,893 ÷ 44,527,231 shares)		$ 101.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2010

Investment Income
Dividends		$ 192,982
Interest		171,194,172
Total income		171,387,154

Expenses
Custodian fees and expenses	$ 92,065
Independent directors' compensation	15,682
Miscellaneous expense	83
Total expenses before reductions	107,830
Expense reductions	(16,182)	91,648
Net investment income		171,295,506
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	131,641,517
Swap agreements	2,390,489
Total net realized gain (loss)		134,032,006
Change in net unrealized appreciation (depreciation) on: Investment securities	155,929,225
Swap agreements	13,821,500
Delayed delivery commitments	595,114
Total change in net unrealized appreciation (depreciation)		170,345,839
Net gain (loss)		304,377,845
Net increase (decrease) in net assets resulting from operations		$ 475,673,351

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2010	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 171,295,506	$ 195,314,285
Net realized gain (loss)	134,032,006	(100,538,705)
Change in net unrealized appreciation (depreciation)	170,345,839	305,430,405
Net increase (decrease) in net assets resulting from operations	475,673,351	400,205,985
Distributions to partners from net investment income	(164,917,649)	(193,655,125)
Affiliated share transactions Proceeds from sales of shares	367,630,023	590,718,699
Reinvestment of distributions	164,915,836	193,652,876
Cost of shares redeemed	(723,349,598)	(631,126,264)
Net increase (decrease) in net assets resulting from share transactions	(190,803,739)	153,245,311
Total increase (decrease) in net assets	119,951,963	359,796,171

Net Assets
Beginning of period	4,399,227,930	4,039,431,759
End of period	$ 4,519,179,893	$ 4,399,227,930
Other Affiliated Information Shares
Sold	3,790,985	6,556,379
Issued in reinvestment of distributions	1,687,277	2,211,655
Redeemed	(7,458,616)	(7,247,186)
Net increase (decrease)	(1,980,354)	1,520,848

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 94.59	$ 89.79	$ 96.86	$ 98.51	$ 98.77
Income from Investment Operations
Net investment income B	3.768	4.670	5.231	5.447	5.116
Net realized and unrealized gain (loss)	6.758	4.770	(7.461)	(1.938)	(.783)
Total from investment operations	10.526	9.440	(2.230)	3.509	4.333
Distributions to partners from net investment income	(3.626)	(4.640)	(4.840)	(5.159)	(4.593)
Net asset value, end of period	$ 101.49	$ 94.59	$ 89.79	$ 96.86	$ 98.51
Total Return A	11.34%	11.07%	(2.44)%	3.63%	4.54%
Ratios to Average Net Assets D
Expenses before reductions	-% C	.02%	-% C	-% C	.01%
Expenses net of fee waivers, if any	-% C	.02%	-% C	-% C	.01%
Expenses net of all reductions	-% C	.02%	-% C	-% C	.01%
Net investment income	3.86%	5.32%	5.51%	5.57%	5.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,519,180	$ 4,399,228	$ 4,039,432	$ 5,492,350	$ 5,070,332
Portfolio turnover rate	230%	177%	229%	247%	199%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Amount represents less than .01%.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2010

1. Organization.

Fidelity Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of September 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and inflation principal income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 228,198,435
Gross unrealized depreciation	(78,686,302)
Net unrealized appreciation (depreciation)	$ 149,512,133
Tax Cost	$ 4,880,255,143

Annual Report

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer to a financial instrument to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impact of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swap Agreements	$ (9,003,388)	$ 11,696,844
Interest Rate Risk
Swap Agreements	11,393,877	2,124,656
Totals (a)	$ 2,390,489	$ 13,821,500

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include credit risk and interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund entered into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a "basket" of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller, if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

The notional amount of credit default swaps is included in the Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $51,997,965 representing 1.15% of net assets.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $587,863,678 and $1,035,901,371, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $41,528.

Annual Report

Notes to Financial Statements - continued

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $15,682.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $500.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of September 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the Fidelity Central Investment Portfolios II LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios II LLC, or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2007

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tactical Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the lack of compensation to be received by Fidelity under the management contract is fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integral part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2010, Fidelity Central Investments Portfolio II LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tactical Income Central Fund (the "Fund"):

Services Billed by Deloitte Entities

September 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tactical Income Central Fund	$155,000	$-	$8,500	$-

September 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tactical Income Central Fund	$152,000	$-	$8,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2010A	September 30, 2009A
Audit-Related Fees	$720,000	$1,020,000
Tax Fees	$-	$2,000
All Other Fees	$520,000	$405,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	September 30, 2010 A	September 30, 2009 A
Deloitte Entities	$1,285,000	$1,545,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolio II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 26, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 26, 2010